Prepaid Expenses and Other Current Assets (Details) - Schedule of prepaid expenses and other current assets - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Prepaid Expenses And Other Current Assets Abstract
Prepaid equipment and parts		$ 6,578
Prepaid royalties		5,119	1,255
Prepaid insurance		4,852	112
Other prepaid expenses		4,676	3,363
Total	$ 33,952	$ 21,225	$ 4,730